Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals)		6 Months Ended
		Jun. 30, 2023 ¥ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 ¥ / shares shares
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share	[1]	50,416,667	50,416,667	50,000,000
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.22)	$ (0.03)	¥ (0.22)	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).